Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16: SUBSEQUENT EVENTS

On January 22, 2018, the Board of Directors authorized its quarterly cash distribution for the three month period ended December 31, 2017 of $0.4225 per unit. The distribution was paid on February 14, 2018 to all holders of record of common, subordinated Series A units and general partner units on February 9, 2018. The aggregate amount of the distribution paid was $9,031.